Net interest revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest revenue
Deposits with the Federal Reserve and other central banks	$ 4,541	$ 1,019	$ (77)
Deposits with banks	523	221	48
Federal funds sold and securities purchased under resale agreements	7,141	1,200	120
Loans	3,916	1,999	958
Securities:
Taxable	4,213	2,502	1,702
Exempt from federal income taxes	1	35	42
Total securities	4,214	2,537	1,744
Trading securities	313	142	52
Total interest revenue	20,648	7,118	2,845
Interest expense
Deposits in domestic offices	4,703	980	(27)
Deposits in foreign offices	2,421	607	(148)
Federal funds purchased and securities sold under repurchase agreements	6,699	934	(4)
Trading liabilities	156	68	8
Other borrowed funds	47	9	8
Customer payables	566	156	(2)
Long-term debt	1,711	860	392
Total interest expense	16,303	3,614	227
Net interest revenue	4,345	3,504	2,618
Provision for credit losses	119	39	(231)
Net interest revenue after provision for credit losses	$ 4,226	$ 3,465	$ 2,849